Copley Fund
Schedule of Investments
May 31, 2023 - (Unaudited)
COMMON STOCKS — 99.88% Shares Fair Value
Communications — 26.48%
Alphabet, Inc., Class A
(a)
18,950 $ 2,328,387
AT&T, Inc. 115,600 1,818,388
Booking Holdings, Inc.
(a)
400 1,003,508
Comcast Corp., Class A 93,700 3,687,095
Liberty Broadband Corp. - Series C
(a)
10,470 775,827
Liberty Media Corp.-Liberty
SiriusXM, Class C
(a)
50,070 1,399,957
Meta Platforms, Inc., Class A
(a)
14,400 3,811,968
Netflix, Inc.
(a)
10,200 4,031,346
Walt Disney Co. (The)
(a)
31,180 2,742,593
21,599,069
Consumer Discretionary — 4.04%
McDonald's Corp. 6,730 1,918,791
RH
(a)
5,630 1,379,237
3,298,028
Consumer Staples — 4.10%
PepsiCo, Inc. 7,850 1,431,448
Philip Morris International, Inc. 12,330 1,109,823
Procter & Gamble Co. (The) 5,650 805,125
3,346,396
Energy — 5.49%
ConocoPhillips 10,900 1,082,370
Marathon Petroleum Corp. 21,790 2,285,989
Phillips 66 12,070 1,105,733
4,474,092
Financials — 29.49%
American Express Co. 17,600 2,790,656
American International Group, Inc. 63,300 3,344,139
Bank of America Corp. 110,900 3,081,910
Berkshire Hathaway, Inc., Class B
(a)
8,760 2,812,661
Goldman Sachs Group, Inc. (The) 9,560 3,096,484
JPMorgan Chase & Co. 16,580 2,250,072
Morgan Stanley 39,150 3,200,904
US Bancorp 27,220 813,878
Wells Fargo & Co. 66,950 2,665,279
24,055,983
Health Care — 6.01%
AbbVie, Inc. 13,940 1,923,162
CVS Health Corp. 25,140 1,710,274
Pfizer, Inc. 33,280 1,265,306
4,898,742
Industrials — 5.51%
Boeing Co. (The)
(a)
5,390 1,108,723
CSX Corp. 65,220 2,000,297
Raytheon Technologies Corp. 15,000 1,382,100
4,491,120

Copley Fund
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
COMMON STOCKS — 99.88% - continued Shares Fair Value
Technology — 18.76%
Apple, Inc. 33,180 $ 5,881,155
Microsoft Corp. 18,350 6,025,957
Oracle Corp. 32,000 3,390,080
15,297,192
Total Common Stocks (Cost $78,142,491) 81,460,622
MONEY MARKET FUNDS - 0.45%
Federated Hermes Treasury Obligations Fund, Institutional
Class, 4.95%
(b)
364,524 364,524
Total Money Market Funds (Cost $364,524) 364,524
Total Investments — 100.33% (Cost $78,507,015) 81,825,146
Liabilities in Excess of Other Assets — (0.33)% (267,793)
NET ASSETS — 100.00% $ 81,557,353
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2023.